September 4, 2013

Orinda SkyView Macro Opportunities Fund

A series of Advisors Series Trust

Class A
Class I

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated June 28, 2013

Effective September 6, 2013, Ms. Hilde J. Hovnanian will no longer serve as one of the portfolio managers to the Fund.  Thereafter, please disregard all references to Ms. Hovnanian in the Summary Prospectus, Prospectus, and SAI.

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Please retain this Supplement with the Summary Prospectus, Prospectus, and SAI.

September 4, 2013

Orinda SkyView Multi-Manager Hedged Equity Fund

A series of Advisors Series Trust

Class A
Class I

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated June 28, 2013

Effective September 6, 2013, Ms. Hilde J. Hovnanian will no longer serve as one of the portfolio managers to the Fund.  Thereafter, please disregard all references to Ms. Hovnanian in the Summary Prospectus, Prospectus, and SAI.

*   *   *   *   *   *   *   *   *   *

Please retain this Supplement with the Summary Prospectus, Prospectus, and SAI.